Goodwill and Intangible Assets - Schedule of Mortgage Servicing Rights (MSRs) and Related Valuation Allowance (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Mortgage Servicing Rights:
Beginning of year	$ 2,246	$ 1,562
Additions	764	1,310
Amortized to expense	572	524
Change in valuation allowance	(204)	102
End of year	2,642	2,246
Valuation allowance:
Beginning of year	204	102
Additions expensed	261	162
Reductions credited to operations	$ (465)	(60)
End of year		$ 204